DUE TO RELATED PARTIES (Details Narrative)	Dec. 31, 2020
Chief Executive Officer [Member] | Mr. Jun Wang [Member]
Acquisition percentage	37.81%
Director [Member] | Mr. Yang Wang [Member]
Acquisition percentage	23.64%